CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Liabilities
Related party payables	$ 1,511,000	$ 1,504,000
Related party expenses	45,000	58,000
Related party accrued salaries	3,129,000	2,953,000
Other Liabilities:
Convertible preferred stock liability, stated value	$ 1,080	$ 0
Convertible preferred stock, shares issued	1,196	0
Convertible preferred stock, shares outstanding	1,196	0
Stockholders' Deficiency
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, shares designated	10,000,000	10,000,000
Treasury Stock Shares	228,128	0
Common Stock Class A
Stockholders' Deficiency
Common Stock, shares authorized	300,000,000	300,000,000
Common Class A [Member]
Stockholders' Deficiency
Common Stock, shares issued	202,631,923	163,103,927
Common Stock, shares outstanding	202,403,705	163,103,927
Common Stock, shares authorized	300,000,000	300,000,000
Common stock , par value	$ .0001	$ .0001
Series B Preferred Stock [Member]
Stockholders' Deficiency
Preferred stock, shares outstanding	1,027	0
Common Class B [Member]
Stockholders' Deficiency
Common Stock, shares issued	909,090	0
Common Stock, shares outstanding	909,090	0
Common Stock, shares authorized	100,000,000	100,000,000
Common stock , par value	$ .0001	$ .0001